Segment Reporting	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Segment Reporting

12. Segment Reporting

ASC 280, “Segment Reporting”, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for details on the Company’s business segments.

The Company uses the management approach to determine reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker (“CODM”) for making decisions, allocating resources and assessing performance.

Based on the management’s assessment, the Company determined that it has only one operating segment and therefore one reportable segment as defined by ASC 280. The Company’s assets are all located in Hong Kong and most of the Company’s revenue and expense are derived in Hong Kong. The single segment represents the Company’s core business of providing marine fuel logistics services and one-stop solutions for vessel refuelling mainly in Hong Kong. The following table shows the revenue by geographical location of the Company’s revenue for the years ended December 31, 2024, 2023 and 2022, respectively, where is based on the location at which the marine fuel is delivered to the customer:

	For the years ended December 31,
	2024	2023	2022
Hong Kong	$95,194,029	$95,186,597	$71,331,173
United Arab Emirates	-	3,026,682	558,075
Singapore	2,939,617	1,724,319	549,221
Saudi Arabia	-	780,000	-
China	-	671,962	2,378,739
Others*	-	716,949	-
Total	$98,133,646	$102,106,509	$74,817,208

*	Others include Peru, South Africa, Netherlands, United States and Kenya.